Current and long-term debt - 2016 credit facility (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 USD ($)	Aug. 31, 2016 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt outstanding					$ 2,910,315,000	$ 2,767,193,000
2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 288,000,000.0
Repayments	$ 59,200,000	$ 30,000,000	$ 92,700,000		196,000,000
Write-offs of deferred financing fees related to repayment of debt					$ 2,200,000
2016 Term Loan [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				192,000,000.0
2016 Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 96,000,000.0
MR [Member] | Vessels [member] | 2016 Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Number of collateralized vessels refinanced | vessel				16